OTHER TAXES PAYABLE - Schedule of Other Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other taxes [line items]
Other tax payable	R$ 836,960	R$ 913,729
Current	673,718	760,041
Non-Current	163,242	153,688
Tax debts installments [member]
Disclosure of other taxes [line items]
Other tax payable	217,348	208,760
ICMS [member]
Disclosure of other taxes [line items]
Other tax payable	190,474	271,688
COFINS [member]
Disclosure of other taxes [line items]
Other tax payable	177,720	246,501
PIS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	27,073	43,524
Social Security Charges [Member]
Disclosure of other taxes [line items]
Other tax payable	87,214	42,186
IRRF [Member]
Disclosure of other taxes [line items]
Other tax payable	14,133	14,553
Other [member]
Disclosure of other taxes [line items]
Other tax payable	R$ 122,998	R$ 86,517